Other income (expenses), net (Tables)	12 Months Ended
Dec. 31, 2016
Other Income and Expenses [Abstract]
Components of Other Income (Expense), Net

Year ended December 31,	2014	2015	2016
Foreign exchange loss, net	$(3,690)	$(8,678)	$(8,294)
Interest income from finance lease receivable	656	303	16
Gain on disposal of idle property, plant and equipment	447	106	8
Loss from discontinued operations	(20,172)	(630)	(634)
Others	208	880	407

	$(22,551)	$(8,019)	$(8,497)

Summary of Financial Information for Discontinued Operations

Summarized financial information for the discontinued operations of the Company is as follows:

	2014	2015	2016
Net sales	53,236	—	—

Loss before income tax	(20,029)	(630)	(634)
Income tax expenses	(143)	—	—

Loss from discontinued operations, net of income tax	(20,172)	(630)	(634)

Prepaid expenses and other receivables		106	74

Total assets		106	74

Accrued expenses and other payables		160	121

Total liabilities		160	121

Net liabilities of discontinued operations		(54)	(47)